Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of Castor and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Castor, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities and operations of a VIE in its consolidated financial statements.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Segment Reporting
The Company reports financial information and evaluates its operations by charter revenues and by type of vessel. As a result, management, including the chief operating decision maker, reviews operating results by revenue per day and by the segmented operating results of its fleet. The Company determined that, as of December 31, 2022, it operated under four reportable segments: as a provider of dry bulk commodities transportation services (dry bulk segment), as a provider of transportation services for crude oil (Aframax/LR2 tanker segment) and oil products (Handysize tanker segment) and as a provider of containership cargoes transportation services (containership segment). The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements. When the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Other comprehensive income

The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income/(loss) items and, accordingly, comprehensive income equals net income for the periods presented.

Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the consolidated statements of comprehensive income.

Cash and cash equivalents

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Company’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Company’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Company’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Accounts receivable trade, net

The amount shown as trade receivables, net, at each balance sheet date, includes receivables from charterers for hire, freight, pool revenue, and other potential sources of income (such as demurrage, ballast bonus compensation and/or holds cleaning compensation, etc.) under the Company’s charter contracts and/or pool arrangements, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts recorded as of December 31, 2020, 2021 and 2022 amounted to $37,103, $2,483, and $266,732, respectively.

Inventories

Inventories consist of bunkers, lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. Inventories consist of bunkers during periods when vessels are unemployed, undergoing dry-docking or special survey or under voyage charters, in which case, they are also stated at the lower of cost or net realizable value and cost is also determined by the first in, first out method.

Intangible Assets/Liabilities Related to Time Charters Acquired
When the Company identifies any intangible assets or liabilities associated with the acquisition of a vessel, the Company records all such identified intangible assets or liabilities at fair value. Fair value is determined by reference to market data obtained by independent broker’s valuations. The valuations reflect the fair value of the vessel with and without the attached time charter and the cost of the acquisition is then allocated to the vessel and the intangible asset or liability on the basis of their relative fair values. The intangible asset or liability is amortized as an adjustment to revenues over the assumed remaining term of the acquired time charter and is classified as non-current asset or liability, as applicable, in the accompanying consolidated balance sheets.

Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets, loss of hire and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Company can estimate the amount of such recovery and (iv) provided that the claim is not subject to litigation.

Investment in equity securities

The Company measures equity securities with readily determinable fair values (including other ownership interests, such as partnerships, unincorporated joint ventures, and limited liability companies, but excluding equity investments that are accounted for under the equity method of accounting or result in consolidation of an investee) at fair value with changes in the fair value recognized through net income, in accordance with ASC 321 “Investments–Equity Securities” and the provisions enumerated under ASC 825 “Financial Instruments”. Any dividends subsequently distributed by the investee to the Company are recognized as income when received.

Vessels, net

Vessels, net are stated at cost net of accumulated depreciation and impairment, if any. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are charged to expense as incurred.

Vessels held for sale

The Company classifies a vessel as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under ‘Impairment loss’ in the consolidated statement of comprehensive income. A vessel ceases being depreciated once it meets the held for sale classification criteria.

Vessels’ depreciation

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from the date of their initial delivery from the shipyard.

Impairment of long‑ lived assets

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value, including any related intangible assets and liabilities. In this respect, management regularly reviews the carrying amount of its vessels in connection with their estimated recoverable amount. As at December 31, 2022, the Company identified impairment indicators for certain of its vessels and, accordingly, estimated the vessels’ recoverable amount by projecting their undiscounted future operating cash flows. In developing estimates of future undiscounted operating cash flows, the Company made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry-docking and/or special survey costs, the estimated remaining useful life of the vessels and their estimated residual value. Based on the results of the undiscounted cash flow tests performed, the Company determined that the vessels for which impairment indicators were present, were not impaired as of December 31, 2022. No impairment indicators were present as of December 31, 2021.

Dry-docking and special survey costs

Dry-docking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of a vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying consolidated statements of comprehensive income.

Revenues and voyage expenses recognition

The Company generates its revenues from time charter contracts, voyage charter contracts and pool arrangements. Under a time charter agreement, a contract is entered into for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate. An index-linked rate usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Panamax Index. Under a voyage charter agreement, a contract is made for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. A less significant part of the Company’s revenues is also generated from pool arrangements, determined in accordance with the profit-sharing mechanism specified within each pool agreement.

Revenues related to time charter contracts

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Company has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Company further elected to adopt a practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight-line basis over the non-cancellable rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of vessel revenues in the Company’s consolidated statements of comprehensive income/(loss). Revenues generated from variable lease payments are recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Deferred revenue includes (i) cash received prior to the balance sheet date for which all criteria to recognize as lease revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date and (ii) deferred contract revenue such as deferred ballast compensation earned as part of a lease contract. Lease revenue is shown net of commissions payable directly to charterers under the relevant time charter agreements. Charterers’ commissions represent discount on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Apart from the agreed hire rate, the owner may be entitled to additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company made an accounting policy election to recognize the related ballast costs, which mainly consist of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, provided they meet certain criteria, as contract fulfillment costs in accordance with ASC 340-40 and amortize these over the period of the charter.

Revenues related to voyage charter contracts

The Company accounts for its voyage charter contracts following the provisions of ASC 606, Revenue from contracts with customers. The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company retains control over the operations of the vessel, provided also that the terms of the voyage charter are predetermined, and any change requires the Company’s consent and are therefore considered service contracts.

The Company assessed the provisions of ASC 606 and concluded that there is one single performance obligation when accounting for its voyage charters, which is to provide the charterer with an integrated cargo transportation service within a specified period of time. In addition, the Company has concluded that voyage charter contracts meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. As a result of the foregoing, voyage revenue derived from voyage charter contracts is recognized from the time when a vessel arrives at the load port until the completion of cargo discharge. Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.

Under a voyage charter agreement, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs.

Revenues related to pool contracts

Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable, based on the pool points attributed to each vessel which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, design characteristics and the trading capabilities/restrictions of each vessel.

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.

Voyage Expenses

Voyage expenses, consist of: (a) port, canal and bunker expenses unique to a particular charter that the Company incurs primarily when its vessels operate under voyage charter arrangements or during repositioning periods, and (b) brokerage commissions. All voyage expenses are expensed as incurred, except for contract fulfilment costs which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract costs are amortized on a straight-line basis as the related performance obligations are satisfied. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. These capitalized contract fulfilment costs are recorded under “Deferred charges, net” in the accompanying consolidated balance sheets. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade receivables, net. The principal financial liabilities of the Company consist of trade and other payables, accrued liabilities, long-term debt and amounts due to related parties.

Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Repairs and Maintenance

All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

Financing Costs
Costs associated with long-term debt, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender’s behalf in connection with debt financing or refinancing, or any unamortized portion thereof, are presented by the Company as a reduction of long-term debt. Such fees are deferred and amortized to interest and finance costs during the life of the related debt instrument using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment (Subtopic 470-50), is expensed in interest and finance costs in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

Offering costs

Expenses directly attributable to an equity offering are deferred and set off against the proceeds of the offering within paid-in capital, unless the offering is aborted, in which case they are written-off and charged to earnings.

Earnings/ (losses) per common share

Basic earnings/(losses) per common share are computed by dividing net income available to common shareholders after subtracting the deemed dividend on redemption of cumulative preferred stock, which was recognized during the year ended December 31, 2021, by the weighted average number of common shares outstanding during the period. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Commitments and contingencies

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Recent Accounting Pronouncements:

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.